Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2021	7,053
Balance at Dec. 31, 2021	$ 1	$ 39,513	$ (21,986)	$ 3	$ 17,531	$ 0	$ 17,531
Stock-based compensation in connection with options granted	$ 0	822	0	0	822	0	822
Stock-based compensation in connection with restricted stock awards (in shares)	544
Stock-based compensation in connection with restricted stock awards	$ 0	2,151	0	0	2,151	0	2,151
Comprehensive loss	0	0	0	(44)	(44)	0	(44)
Net income (loss)	$ 0	0	(9,161)	0	(9,161)	0	(9,161)
Balance (in shares) at Dec. 31, 2022	14,402
Balance at Dec. 31, 2022	$ 1	56,963	(31,147)	(41)	25,776	0	25,776
Stock-based compensation in connection with restricted stock awards (in shares)	39
Stock-based compensation in connection with restricted stock awards	$ 0	61	0	0	61	0	61
Comprehensive loss	0	0	0	(23)	(23)	0	(23)
Net income (loss)	$ 0	0	(1,187)	0	(1,187)	0	(1,187)
Balance (in shares) at Mar. 31, 2023	14,441
Balance at Mar. 31, 2023	$ 1	57,024	(32,334)	(64)	24,627	0	24,627
Balance (in shares) at Dec. 31, 2022	14,402
Balance at Dec. 31, 2022	$ 1	56,963	(31,147)	(41)	25,776	0	25,776
Stock-based compensation in connection with options granted	$ 0	1,524	0	0	1,524		2,576
Stock-based compensation in connection with restricted stock awards (in shares)	789
Stock-based compensation in connection with restricted stock awards	$ 0	2,468	0	0	2,468	300	2,768
Comprehensive loss	0	0	0	(22)	(22)	0	(22)
Net income (loss)	$ 0	0	(3,778)	0	(3,778)	(8,629)	(12,407)
Balance (in shares) at Dec. 31, 2023	18,725
Balance at Dec. 31, 2023	$ 2	67,170	(34,925)	(63)	32,184	15,903	48,087
Stock-based compensation in connection with options granted	$ 0	160	0	0	160	0	160
Stock-based compensation in connection with restricted stock awards (in shares)	0
Stock-based compensation in connection with restricted stock awards	$ 0	387	0	0	387	65	452
Capital contribution of non-controlling interests	0	0	0	0	0	122	122
Comprehensive loss	0	0	0	(27)	(27)	0	(27)
Net income (loss)	$ 0	0	(1,481)	0	(1,481)	(220)	(1,701)
Balance (in shares) at Mar. 31, 2024	18,725
Balance at Mar. 31, 2024	$ 2	$ 67,717	$ (36,406)	$ (90)	$ 31,223	$ 15,870	$ 47,093